DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

NOTE 1. DESCRIPTION OF THE PLAN

The following description of the Prologis 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan established by Prologis, Inc. and subsidiaries (“Prologis” or the “Company”). The terms of the Plan in 2025 and 2024 are substantially the same unless noted otherwise. The Plan covers all eligible U.S. employees of Prologis. Eligibility to participate begins with the date of hire and participation is voluntary. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The Plan trustee and record keeper are Fidelity Management Trust Company ("FMTC") and Fidelity Workplace Services LLC ("FWS"), respectively.

Contributions

Participants are automatically enrolled in the Plan to contribute 3% of eligible compensation when they are hired. Participants have 30 days to decline automatic enrollment. Once enrolled, participants may change their contribution percentage at any time. Participants may contribute on a pre-tax or after-tax basis, up to 75% of their eligible annual compensation, as defined in the Plan, not to exceed $23,500 ($31,000 if age 50 or older) and $23,000 ($30,500 if age 50 or older) in 2025 and 2024, respectively. Participants may also contribute amounts representing rollovers from other qualified plans or retirement accounts. The Company matched 50% of participants’ contributions up to a maximum of 12% of eligible compensation in 2025 and 2024. The Plan also provides for discretionary Company contributions, which are allocated to participants’ accounts based on the relative compensation of participants. There were no discretionary Company contributions during 2025 or 2024.

Participant Accounts

Each participant’s account is credited or charged with the participant contributions, rollover contributions, Company contributions and an allocation of the Plan income or losses, forfeitures and Plan expenses. Income or losses of the Plan are allocated to all participants’ accounts proportionately based on each participant’s investment allocation account balance.

Vesting

Participants are immediately vested in their contributions and any income or loss thereon.

Company contributions and any income or loss thereon, are 100% vested at the completion of one year of service and do not partially vest prior to the completion of one year of service. A participant’s account becomes 100% vested upon death, attaining normal retirement age (65 as defined by the Internal Revenue Service (“IRS”)), termination while disabled (as defined by the Plan) or if the Plan is terminated.

Investment Options

Upon enrollment in the Plan, a participant may direct contributions into various investment options, including Prologis’ common stock. Participant contributions may be invested in any or all of the investment options. Participants are allowed to exchange Prologis’ common stock for other investment options in accordance with Prologis’ insider trading policy.

When deposited, the Company contributions are allocated to investment options based on the participants’ investment elections.

Payment of Benefits

Participants are entitled to receive benefit payments in the form of a lump‑sum payment, partial withdrawal or installments equal to 100% of their accrued benefit upon attainment of age 59½, termination of employment, or upon death or disability. A participant who has terminated employment may defer benefit payments until reaching age 73 or may request a rollover from the Plan to another eligible retirement plan. If no request is made and a participant’s vested account balance is greater than $1,000 but less than $5,000, the Plan will automatically roll the distribution over to an individual retirement account. If the participant’s account balance is less than $1,000, it will be distributed in a lump-sum cash payment. The accrued benefit includes the sum of the value of participants’ contributions, allocation of income (losses) and vested Company contributions.

Forfeited Accounts

If a participant was not 100% vested and received a distribution, the Company contribution dollars left in the Plan are called forfeitures. Subsequent to December 31, 2025, forfeitures of $150,000 were used to reduce Company contributions for 2025. Subsequent to December 31, 2024, no forfeitures were used to reduce Company contributions for 2024. At December 31, 2025 and 2024, forfeitures remaining to be used were approximately $168,000 and $118,000, respectively.

Notes Receivable from Participants

The Plan permits loans to participants in an amount not to exceed the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the participant’s vested account balance. Principal and interest is paid ratably through regular payroll deductions. Interest rates on participant’s loans ranged from 4.25% to 9.50% at December 31, 2025. In 2025 and 2024, the maximum term of a loan was 5 years for a general-purpose loan and up to 10 years for the purchase of a principal residence.

Hardship Withdrawals

Participants may request hardship withdrawals for reasons of financial hardship, as defined by the Plan.